Earnings (Loss) Per Share (Details) - Schedule of Basic and Diluted Earnings (loss) per share		12 Months Ended
		Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares		Jun. 30, 2022 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Earnings Loss Per Share [Abstract]
Net income attributable to ordinary shareholders (in Dollars and Yuan Renminbi)		¥ 13,251,753	$ 1,823,501	¥ (43,098,780)		¥ 14,259,406
Weighted average number of ordinary share outstanding
Basic		30,367,806	30,367,806	26,710,005		26,338,878
Dilutive	[1]	30,367,806	30,367,806	26,710,005		26,338,878
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.44	$ 0.06	¥ (1.61)	[1]	¥ 0.54	[1]
Dilutive (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0.44	$ 0.06	¥ (1.61)	[1]	¥ 0.54	[1]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization and reclassification of Class A and Class B ordinary shares (Note 1 and Note 11).